UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            November 15, 2011
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28


Form 13F Information Table Value Total:    253,635 (thousands)

List of Other Included Managers:           None

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  ARM HLDGS PLC                  COMMON STOCK     042068956      350    500000 SH PUT   SOLE                 500000        0       0
  ASIAINFO-LINKAGE INC           COMMON STOCK     04518A954      720    400000 SH PUT   SOLE                 400000        0       0
  AU OPTRONICS CORP              COMMON STOCK     002255907      740   1480000 SH CALL  SOLE                1480000        0       0
  BAIDU INC                      ADRS STOCKS      056752108    42764    400000 SH       SOLE                 400000        0       0
  BAIDU INC                      ADRS STOCKS      056752958     2335    200000 SH PUT   SOLE                 200000        0       0
  BARCLAYS PLC                   COMMON STOCK     06738E954      362   1400000 SH PUT   SOLE                1400000        0       0
  CHINA GREEN AGRICULTURE INC    COMMON STOCK     16943W955       38    100000 SH PUT   SOLE                 100000        0       0
  CHINA MOBILE LIMITED           COMMON STOCK     16941M109    19601    402400 SH       SOLE                 402400        0       0
  CHINA YUCHAI INTL LTD          COMMON STOCK     G21082955       65     50000 SH PUT   SOLE                  50000        0       0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446102    56430    900000 SH       SOLE                 900000        0       0
  CREE INC                       COMMON STOCK     225447951     2344    750000 SH PUT   SOLE                 750000        0       0
  DEUTSCHE BANK AG               COMMON STOCK     D18190958     2675   1250000 SH PUT   SOLE                1250000        0       0
  FLEXTRONICS INTL LTD           COMMON STOCK     Y2573F952      145    250000 SH PUT   SOLE                 250000        0       0
  HOLLYSYS AUTOMATION TECH       COMMON STOCK     G45667955      110    100000 SH PUT   SOLE                 100000        0       0
  HOME INNS & HOTELS MGMT INC    COMMON STOCK     43713W107    26414   1025000 SH       SOLE                1025000        0       0
  ICICI BK LTD                   ADRS STOCKS      45104G104     8680    250000 SH       SOLE                 250000        0       0
  IMAX CORP                      COMMON STOCK     45245E109    12308    850000 SH       SOLE                 850000        0       0
  MELCO CROWN ENTMT LTD          ADRS STOCKS      585464100    16620   2000000 SH       SOLE                2000000        0       0
  MICRON TECHNOLOGY INC          COMMON STOCK     595112903       88   2500000 SH CALL  SOLE                2500000        0       0
  MICRON TECHNOLOGY INC          COMMON STOCK     595112103    11340   2250000 SH       SOLE                2250000        0       0
  CHINA NORTH EAST PETE HLDG     COMMON STOCK     16941G952       66     75000 SH PUT   SOLE                  75000        0       0
  NEW ORIENTAL EDUCATION & TECH  ADRS STOCKS      647581107    34455   1500000 SH       SOLE                1500000        0       0
  SIFY LTD                       ADRS STOCKS      82655M957       30    200000 SH PUT   SOLE                 200000        0       0
  SINA CORPORATION               COMMON STOCK     G81477904      250    250000 SH CALL  SOLE                 250000        0       0
  SIRIUS XM RADIO INC            COMMON STOCK     82967N108     9060   6000000 SH       SOLE                6000000        0       0
  SPDR S&P 500 ETF               COMMON STOCK     78462F953     1386    600000 SH PUT   SOLE                 600000        0       0
  WHIRLPOOL CORP                 COMMON STOCK     963320956      987    350000 SH PUT   SOLE                 350000        0       0
  YOUKU.COM                      ADRS STOCKS      98742U100     3272    200000 SH       SOLE                 200000        0       0